Earnings per share - Diluted (Details) - AUD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Earnings per share
Net profit attributable to owners of WBC	$ 7,195	$ 5,694	$ 5,458
Adjustment for potential dilution:
Distributions to convertible loan capital holders	400	233	218
Adjusted net profit attributable to owners of WBC	$ 7,595	$ 5,927	$ 5,676
Weighted average number of ordinary shares
Weighted average number of ordinary shares on issue	3,507	3,564	3,657
Treasury shares (including RSP and EIP restricted shares)	(5)	(5)	(4)
Adjustment for potential dilution:
Share-based payments	4	4	4
Convertible loan capital	385	326	461
Adjusted weighted average number of ordinary shares	3,891	3,889	4,118
Earnings per ordinary share (cents)	$ 1.952	$ 1.524	$ 1.378